Related parties - Transactions with related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Net operating revenue	$ 1,162	$ 797	$ 872
Cost and operating expenses	(878)	(571)	(1,091)
Financial result	(530)	(26)	(28)
Discontinued operations
Transactions with related parties
Cost and operating expenses	(95)	(405)	(690)
Financial result	15	23	67
Total
Transactions with related parties
Net operating revenue	1,162	797	872
Cost and operating expenses	(973)	(976)	(1,781)
Financial result	(515)	(3)	39
Joint Ventures
Transactions with related parties
Net operating revenue	645	372	374
Cost and operating expenses	(857)	(546)	(1,059)
Financial result	(13)	4	(18)
Companhia Siderurgica do Pecem
Transactions with related parties
Net operating revenue	640	353	358
Financial result	3	8	2
Alianca Geracao de Energia S.A.
Transactions with related parties
Net operating revenue	5	19	16
Cost and operating expenses	(105)	(105)	(128)
Pelletizing companies
Transactions with related parties
Cost and operating expenses	(349)	(100)	(574)
Financial result	(15)	(17)	(39)
MRS Logistica S.A.
Transactions with related parties
Cost and operating expenses	(279)	(227)	(203)
Norte Energia S.A.
Transactions with related parties
Cost and operating expenses	(114)	(101)	(142)
Other Joint Ventures
Transactions with related parties
Cost and operating expenses	(10)	(13)	(12)
Financial result	(1)	13	19
Associates
Transactions with related parties
Net operating revenue	256	240	294
Cost and operating expenses	(21)	(25)	(32)
Financial result	(2)	2	(1)
VLI
Transactions with related parties
Net operating revenue	255	235	280
Cost and operating expenses	(21)	(25)	(32)
Financial result	(2)	(1)	(1)
Others
Transactions with related parties
Net operating revenue	1	5	14
Financial result		3
Major stockholders
Transactions with related parties
Net operating revenue	261	185	204
Financial result	(515)	(32)	(9)
Bradesco
Transactions with related parties
Financial result	(528)	(49)	(29)
Mitsui & Co., Ltd ("Mitsui")
Transactions with related parties
Net operating revenue	261	185	204
Banco do Brasil
Transactions with related parties
Financial result	$ 13	$ 17	$ 20